9. PROPERTY, PLANT AND EQUIPMENT (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	39 years	41 years
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	21 years	18 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	12 years	12 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	17 years	14 years